July 14, 2020

BY EDGAR

Division of Corporation Finance

Office of Life Sciences

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Generex Biotechnology Corporation

Form 10-K for the Fiscal Year Ended July 31, 2019

Filed November 12, 2019

File No. 000-25169

Ladies and Gentlemen:

We made the changes you requested in your July 7, 2020 comment letter to Generex Biotechnology Corporation (the “Company”) with respect to the above captioned matter. Enclosed are the Company’s proposed disclosure in the form of a Form 10-K/A (Amendment No.3). Kindly advise if changes are required.

Very truly yours,

GENEREX BIOTECHNOLOGY CORPORATION

Signature: /s/ Anthony Crisci

By: Anthony Crisci
Title: Chief Legal Officer